                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7868

                 Van Kampen Advantage Municipal Income Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


PAR
AMOUNT
(000)      DESCRIPTION                                                      COUPON        MATURITY            VALUE
           MUNICIPAL BONDS    166.3%
           ALABAMA    3.2%
$ 3,640    University Southern AL Univ Rev Cap Impt & Rfdg
           (FGIC Insd)                                                       5.000%       03/15/21          $  3,776,391
                                                                                                         ---------------

           ARIZONA    11.7%
  5,755    Arizona Sch Fac Brd Ctf Part Ser A (MBIA Insd)                    5.250        09/01/17             6,205,962
  3,000    Arizona St Transn Brd Hwy Rev Ser B                               5.250        07/01/19             3,206,070
  2,000    Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien
           (AMT) (FGIC Insd)                                                 5.375        07/01/29             2,014,380
    910    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
           Irvington Proj Tucson Ser A Rfdg (FSA Insd)                       7.250        07/15/10               958,685
  1,300    Tempe, AZ Excise Tax Rev Rfdg                                     5.250        07/01/18             1,399,125
                                                                                                         ---------------
                                                                                                              13,784,222
                                                                                                         ---------------

           CALIFORNIA    19.6%
  6,000    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub
           Impt Proj Ser C (FSA Insd)                                            *         09/01/19            2,817,060
  5,000    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub
           Impt Proj Ser C (FSA Insd)                                            *         09/01/32            1,020,500
  1,000    California St (AMBAC Insd)                                        5.125         10/01/27            1,007,760
  2,800    California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                 5.500         05/01/16            3,083,248
  2,000    California St Pub Wks Brd Lease Rev Dept of
           Corrections St Prisons Ser A Rfdg (AMBAC Insd)                    5.000         12/01/19            2,120,300
  2,500    California St Pub Wks Brd Lease Rev Dept of Mental
           Hlth Coalinga Ser A                                               5.000         06/01/24            2,473,475
  3,950    Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC Insd)                  5.125         07/01/40            3,962,561
 13,880    San Joaquin Hills, CA Transn Corridor Agy Toll Rd Rev
           Cap Apprec Ser A Rfdg (MBIA Insd)                                     *         01/15/28            3,777,720
  2,720    Washington, CA Uni Sch Dist Yolo Cnty Election 2004
           Ser A (FGIC Insd) (a)                                             5.250         08/01/19            2,920,654
                                                                                                         ---------------
                                                                                                              23,183,278
                                                                                                         ---------------

           COLORADO    5.2%
  1,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj
           (Prerefunded @ 08/31/05)                                          7.000          08/31/26           1,087,720
  5,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj
           Ser C (Prerefunded @ 08/31/05)                                        *          08/31/26           1,023,850
  1,475    Colorado Ed & Cultural Fac Auth Rev Charter Sch Proj
           Impt & Rfdg (XLCA Insd)                                           5.250          08/15/19           1,570,300
  1,000    Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth         6.500          11/15/31           1,082,620
    225    Colorado Hsg Fin Auth Single Family Pgm Sr Ser A2 (AMT)           7.250          05/01/27             227,803
    129    Colorado Hsg Fin Auth Single Family Pgm Sr Ser B1 (AMT)           7.650          11/01/26             130,690
  1,000    Northern CO Wtr Conservancy (MBIA Insd)                           5.000          10/01/21           1,030,010
                                                                                                         ---------------
                                                                                                               6,152,993
                                                                                                         ---------------

           CONNECTICUT    1.8%
  1,010    Mashantucket Western Pequot Tribe CT Spl Rev Ser A,
           144-A Private Placement (b)                                       6.400          09/01/11           1,078,609
    990    Mashantucket Western Pequot Tribe CT Spl Rev Ser A,
           144-A Private Placement (Prerefunded @ 09/01/07) (b)              6.400          09/01/11           1,101,801
                                                                                                         ---------------
                                                                                                               2,180,410
                                                                                                         ---------------

           FLORIDA    2.7%
  3,000    Lake Cnty, FL Sch Brd Ctf Part (AMBAC Insd)                       5.375          07/01/17           3,244,740
                                                                                                         ---------------

           GEORGIA    6.0%
  3,105    De Kalb Cnty, GA Hsg Auth Multi-Family Hsg Rev North
           Hill Apts Proj Rfdg (FNMA Collateralized)
           (Variable Rate Coupon)                                            6.625          01/01/25           3,158,996
  2,000    Georgia St Rd & Twy Auth Rev                                      5.000          10/01/19           2,116,700
  1,745    Municipal Elec Auth GA Combustion Turbine Proj Ser A
           (MBIA Insd)                                                       5.250          11/01/20           1,855,912
                                                                                                         ---------------
                                                                                                               7,131,608
                                                                                                         ---------------

           ILLINOIS    7.9%
  1,710    Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA Insd)                     *          01/01/29             433,673
  5,400    Chicago, IL Brd of Ed Cap Apprec Sch Reform Ser B-1
           (FGIC Insd)                                                           *          12/01/28           1,373,004
  7,375    Illinois Hlth Fac Auth Rev Swedish Amern Hosp Rfdg
           (AMBAC Insd) (c)                                                  5.375          11/15/13           7,544,920
                                                                                                         ---------------
                                                                                                               9,351,597
                                                                                                         ---------------

           INDIANA    1.3%
  1,500    Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)            5.950          08/01/30           1,514,565
                                                                                                         ---------------

           LOUISIANA    3.1%
  1,400    Louisiana Pub Fac Auth Rev Hlth Fac Glen Retirement
           Ser A                                                             6.700          12/01/25           1,422,792
  2,000    New Orleans, LA Rfdg (FGIC Insd)                                  5.500          12/01/21           2,253,040
                                                                                                         ---------------
                                                                                                               3,675,832
                                                                                                         ---------------

           MARYLAND    0.9%
  1,000    Maryland St Econ Dev Corp Univ MD College Pk Proj                 5.625          06/01/35           1,010,590
                                                                                                         ---------------

           MASSACHUSETTS    7.1%
  1,200    Massachusetts Bay Tran Auth MA Gen Tran Sys Ser A Rfdg            6.250          03/01/12           1,402,044
  1,000    Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med
           Ctr Ser A                                                         6.000          10/01/23             934,240
  6,000    Massachusetts St Spl Oblig Dedicated Tax Rev
           (FGIC Insd)                                                       5.000          01/01/34           6,001,980
                                                                                                         ---------------
                                                                                                               8,338,264
                                                                                                         ---------------

           MICHIGAN    10.4%
  2,000    Detroit, MI Downtown Dev Auth Tax Increment Rev
           Dev Area No. 1 Proj Ser C1 (Prerefunded @ 07/01/06)               6.250          07/01/25           2,201,960
  2,790    Detroit, MI Wtr Supply Sys Rev Sr Lien Ser C Rfdg
           (MBIA Insd)                                                       5.250          07/01/19           2,981,338
  2,000    Grand Rapids, MI Wtr Supply (FGIC Insd)                           5.750          01/01/15           2,228,680
  2,075    South Lyon, MI Cmnty Sch Bldg & Site (FGIC Insd)                  5.250          05/01/18           2,225,188
  2,285    Taylor, MI Bldg Auth (AMBAC Insd)                                 6.000          03/01/13           2,654,256
                                                                                                         ---------------
                                                                                                              12,291,422
                                                                                                         ---------------

           MINNESOTA    0.8%
  1,000    Duluth, MN Econ Dev Auth Benedictine Hlth Sys
           Saint Marys                                                       5.250          02/15/33             969,080
                                                                                                         ---------------

           MISSISSIPPI    3.9%
  3,000    Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys
           Energy Res Inc Proj Rfdg                                          5.900          05/01/22           3,025,710
    995    Mississippi Home Corp Single Family Rev Mtg Ser C
           (AMT) (GNMA Collateralized)                                       7.600          06/01/29           1,055,635
    550    Mississippi Home Corp Single Family Rev Mtg Ser F
           (AMT) (GNMA Collateralized)                                       6.250          12/01/16             565,290
                                                                                                         ---------------
                                                                                                               4,646,635
                                                                                                         ---------------

           MISSOURI    5.2%
  2,000    Curators Univ MO Sys Fac Rev Ser B Rfdg                           5.000          11/01/20           2,094,140
  4,000    Saint Louis, MO Arpt Rev Arpt Dev Pgm Ser A
           (MBIA Insd)                                                       5.250          07/01/31           4,063,560
                                                                                                         ---------------
                                                                                                               6,157,700
                                                                                                         ---------------

           NEVADA    2.5%
  3,000    Clark Cnty, NV Indl Dev Rev Southwest Gas Corp
           Proj Ser A (AMT) (AMBAC Insd)                                     5.250          07/01/34           2,985,960
                                                                                                         ---------------

           NEW HAMPSHIRE    3.0%
  1,000    New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch               7.000          07/01/30             996,950
  1,500    New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth            5.500          07/01/34           1,464,030
  1,000    New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck
           Wtrwks Inc (AMT) (AMBAC Insd)                                     6.300          05/01/22           1,101,430
                                                                                                         ---------------
                                                                                                               3,562,410
                                                                                                         ---------------

           NEW JERSEY    3.2%
  2,210    New Jersey Econ Dev Auth Wtr Fac Rev NJ American
           Wtr Co Inc Ser B (AMT) (FGIC Insd)                                5.375          05/01/32           2,258,443
  1,600    New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys
           Oblig Grp Ser A                                                   5.375          07/01/33           1,572,272
                                                                                                         ---------------
                                                                                                               3,830,715
                                                                                                         ---------------

           NEW MEXICO    1.3%
  1,500    Jicarilla, NM Apache Nation Rev Adj Ser A
           (Acquired 10/23/03, Cost $1,514,910) (d)                          5.000          09/01/18           1,523,100
                                                                                                         ---------------

           NEW YORK    14.6%
  3,000    New York City Ser G (Prerefunded @ 02/01/06)                      6.000          02/01/11           3,229,560
  5,000    New York City Ser H (MBIA Insd)                                   5.250          03/15/14           5,432,000
  2,175    New York St Med Care Fac Fin Agy Rev NY Downtown
           Hosp Ser A (Prerefunded @ 02/15/05)                               6.800          02/15/20           2,281,619
  3,000    New York St Med Care Fac Fin Agy Rev NY Hosp Mtg
           Ser A (Prerefunded @ 02/15/05) (AMBAC Insd)                       6.200          08/15/05           3,136,710
  3,000    New York St Med Care Fac Fin Agy Rev NY Hosp Mtg
           Ser A (Prerefunded @ 02/15/05) (AMBAC Insd)                       6.800          08/15/24           3,146,370
                                                                                                         ---------------
                                                                                                              17,226,259
                                                                                                         ---------------

           NORTH CAROLINA    1.4%
  1,500    North Carolina Eastn Muni Pwr Agy Pwr Sys Rev Ser D               6.700          01/01/19           1,664,355
                                                                                                         ---------------

           OHIO    8.4%
  3,000    Cincinnati, OH City Sch Dist Sch Impt (FSA Insd)                  5.250          06/01/18           3,218,130
  1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                    7.500          01/01/30           1,096,730
  1,000    Dayton, OH Arpt Rev James M Cox Dayton Ser C Rfdg
           (AMT) (Radian Insd)                                               5.250          12/01/27             988,920
  1,165    Marion Cnty, OH Rev Cmnty Hosp Impt & Rfdg                        6.100          05/15/06           1,221,980
  3,290    Pickerington, OH Loc Sch Dist Cap Apprec Sch Fac
           Contract (FGIC Insd)                                                  *          12/01/11           2,471,448
    900    Toledo Lucas Cnty, OH Port Auth Northwest Bd Fd
           Ser A (AMT)                                                       6.000          05/15/11             954,135
                                                                                                         ---------------
                                                                                                               9,951,343
                                                                                                         ---------------

           OKLAHOMA    4.2%
  1,755    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)             6.250          11/01/22           2,025,797
  2,785    Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Ctr Proj Rfdg
           (Escrowed to Maturity) (Connie Lee Insd)                          6.250          06/01/06           2,993,986
                                                                                                         ---------------
                                                                                                               5,019,783
                                                                                                         ---------------

           OREGON    2.0%
  2,010    Emerald Peoples Util Dist OR Rfdg (FGIC Insd)                     7.350          11/01/09           2,407,759
                                                                                                         ---------------

           PENNSYLVANIA    1.8%
  2,000    Pennsylvania Econ Dev Fin Auth Res Recovery Rev
           Colver Proj Ser D (AMT)                                           7.150          12/01/18           2,068,940
                                                                                                         ---------------

           SOUTH DAKOTA    0.9%
  1,000    South Dakota St Hlth & Ed Fac Auth Rev Childrens
           Care Hosp Rfdg                                                    6.125          11/01/29           1,044,190
                                                                                                         ---------------

           TENNESSEE    2.3%
  1,270    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First
           Mtg Ser B Impt & Rfdg                                             8.000          07/01/33           1,488,681
  1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First
           Mtg Mtn St Hlth Ser A Rfdg (MBIA Insd)                            7.500          07/01/25           1,229,650
                                                                                                         ---------------
                                                                                                               2,718,331
                                                                                                         ---------------

           TEXAS    17.6%
  1,000    Brazos River Auth TX Pollutn Ctl Rev Adj TXU Elec Co
           Proj Ser C Rfdg (AMT) (Variable Rate Coupon)                      5.750          05/01/36           1,031,690
  1,050    Brownsville, TX Util Sys Rev (Escrowed to Maturity)               7.375          01/01/10           1,189,650
  1,515    Cameron Cnty, TX Ctf Oblig (AMBAC Insd)                           5.750          02/15/16           1,680,105
  3,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg
           (AMT) (FGIC Insd)                                                 5.500          11/01/31           3,069,000
  2,945    Houston, TX Arpt Sys Rev (Escrowed to Maturity)                   9.500          07/01/10           3,607,478
  1,000    Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian
           Care Ctr Ser A                                                    7.625          02/15/28           1,044,970
  3,000    Prosper,TX Indpt Sch Dist (PSFG Gtd)                              5.500          08/15/33           3,139,680
  2,000    San Antonio, TX Elec & Gas Sys Rfdg                               5.375          02/01/16           2,173,480
  1,990    Stafford, TX Econ Dev Corp (FGIC Insd)                            6.000          09/01/19           2,275,346
  1,510    Texas St Wtr Fin Assistance                                       5.500          08/01/35           1,575,942
                                                                                                         ---------------
                                                                                                              20,787,341
                                                                                                         ---------------

           VIRGINIA    1.5%
  1,595    Richmond, VA Indl Dev Auth Govt Fac Rev Bds
           (AMBAC Insd)                                                      5.000          07/15/16           1,727,241
                                                                                                         ---------------

           WASHINGTON    1.1%
  1,280    Pierce Cnty, WA Sch Dist No. 343 Dieringer Impt & Rfdg
           (FSA Insd)                                                        5.000          12/01/20           1,327,757
                                                                                                         ---------------

           WISCONSIN    2.2%
  2,500    Milwaukee, WI Redev Auth Rev Milwaukee Pub Schs
           (AMBAC Insd)                                                      5.125          08/01/21           2,608,400
                                                                                                         ---------------

           WYOMING    1.3%
  1,500    Laramie Cnty, WY Hosp Rev Mem Hosp Proj (AMBAC Insd)              6.700          05/01/12           1,518,990
                                                                                                         ---------------

           PUERTO RICO    6.2%
  6,000    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y Rfdg
           (FSA Insd)                                                        6.250          07/01/21           7,318,500
                                                                                                         ---------------

TOTAL LONG-TERM INVESTMENTS    166.3%
   (Cost $187,756,322)                                                                                       196,700,701

SHORT-TERM INVESTMENTS    2.1%
   (Cost $2,500,000)                                                                                           2,500,000
                                                                                                         ---------------

TOTAL INVESTMENTS    168.4%
   (Cost $190,256,322)                                                                                       199,200,701

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.8%)                                                                 (933,008)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (67.6%)                                                (80,010,349)
                                                                                                         ---------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                            $118,257,344
                                                                                                         ===============

                 Percentages are calculated as a percentage of net assets applicable to common shares.

*                Zero coupon bond

(a)              Security purchased on a when-issued or delayed delivery basis.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.3% of net assets applicable to common shares.

AMBAC         -  AMBAC Indemnity Corp.
AMT           -  Alternative Minimum Tax
Connie Lee    -  Connie Lee Insurance Co.
FGIC          -  Financial Guaranty Insurance Co.
FNMA          -  Federal National Mortgage Association
FSA           -  Financial Security Assurance Inc.
GNMA          -  Government National Mortgage Association
MBIA          -  Municipal Bond Investors Assurance Corp.
PSFG          -  Permanent School Fund Guaranty
Radian        -  Radian Asset Assurance
XLCA          -  XL Capital Assurance Inc.

Future contracts outstanding as of July 31, 2004:

                                                                    UNREALIZED
                                                                   APPRECIATION/
                                                      CONTRACTS    DEPRECIATION
                                                    ------------  --------------
SHORT CONTRACTS:
  U.S. Treasury Notes 10-Year Futures
  September 2004 (Current Notional Value of
  $110,719 per contract)                                    61       ($149,712)
  U.S. Treasury Notes 5-Year Futures
  September 2004 (Current Notional Value of
  $109,500 per contract)                                   294        (439,231)
                                                    ------------  --------------
                                                           355       ($588,943)
                                                    ============  ==============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Income Trust II

By: /s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004